Change in Accounting Policy (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of voluntary change in accounting policy [line items]
Mineral property interests	$ 39,072	$ 37,258	$ 36,050
Accumulated other comprehensive income (loss)	(225)	60	(18)
Deficit	$ 88,671	70,997	34,497
As previously reported
Disclosure of voluntary change in accounting policy [line items]
Mineral property interests		95,986	58,815
Accumulated other comprehensive income (loss)		256	(29)
Deficit		12,073	11,743
Adjustment
Disclosure of voluntary change in accounting policy [line items]
Mineral property interests		(58,728)	(22,765)
Accumulated other comprehensive income (loss)		(196)	11
Deficit		$ 58,924	$ 22,754